Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (39,761,366)	$ (3,230,265)	$ (530,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	22,735,046	3,483,072	437,004
Write-off of deferred equity offering costs	7,603,867
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,702,200)	(2,519,756)	(3,706,010)
Advances to/from subsidiaries	(303,571,962)	(16,457,584)	(100,275,599)
Accrued expenses and other liabilities	380,771	(1,423,462)	3,411,470
Net cash used in operating activities	(314,315,844)	(20,147,995)	(100,663,615)
Cash flows from investing activities:
Investment in subsidiaries	(29,768,942)
Note receivable due from subsidiary	(28,312,293)		(12,100,000)
Net cash used in investing activities	(58,081,235)		(12,100,000)
Cash flows from financing activities:
Receipt of preferred stock sale proceeds		40,297,282	20,000,000
Spin-off of subsidiary to shareholders			(7,014,594)
Proceeds from exercise of options	2,838,501	48,991
Proceeds from incentive warrants exercised	204,539,450
Proceeds from public warrants exercised	9,252,969
Proceeds from sale of ordinary shares	172,730,294
Principal payments made on insurance premium financing agreement	(2,166,090)
Principal payments made on unsecured promissory notes	(35,000,000)
Purchase of treasury shares	(20,005,651)
Proceeds from sale of treasury shares	21,581,350
Net cash provided by financing activities	353,770,823	40,346,273	12,985,406
Net (decrease) increase in cash and cash equivalents	(18,626,256)	20,198,278	(99,778,209)
Cash and cash equivalents at beginning of year	25,975,604	5,777,326	105,555,535
Cash and cash equivalents at end of year	7,349,348	25,975,604	5,777,326
Supplemental cash flow information:
Cash paid for interest and taxes
Non cash investing and financing activities:
Equity issuance costs offset against offering proceeds	430,066
Insurance premium financing agreement	2,166,090
Note receivable from Webull Pay, Inc.			2,852,106
Ordinary share warrants issued to preferred shareholders	15,600,000
Ordinary shares issued as acquisition consideration	40,575,255
Ordinary shares issued to preferred shareholders	513,080,828
Ordinary shares issued to settle accounts payable	1,443,000
Ordinary shares issued for services	2,025,482
Preferred shares redemption value accretion	21,702,737	495,088,038	340,080,000
Promissory notes issued to repurchase preferred shares	100,000,000
Reclassification of repurchased preferred shares’ excess carrying value from mezzanine equity to shareholders’ equity	38,093,537
Reclassification of mezzanine equity to shareholders’ equity from conversion of redeemable preferred shares	$ 2,745,357,933